Reconciliation of Adjusted Net Loss (Income) per Ordinary Share (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of basic and diluted adjusted net loss per ordinary share
	Three Months Ended June 30,		Six Months Ended June 30,
	2021	2020	2021	2020

Net (loss) income	$(111,078)	$(115,707)	$(281,238)	$286,851
Less: income attributable to ordinary shares subject to redemption (1)	(10)	(3,920)	(19)	(90,220)
Adjusted net loss (income)	$(111,088)	$(119,627)	$(281,257)	$196,631

Basic and diluted weighted average shares outstanding (2)	4,435,615	4,374,169	4,426,599	4,318,920
Basic and diluted adjusted net loss (income) per ordinary share	$(0.03)	$(0.03)	$(0.06)	$0.05

	Year Ended December 31,
	2020	2019
Net income	$25,302	$2,168,220
Less: income attributable to ordinary shares subject to redemption (1)	(78,261)	(2,334,598)
Adjusted net loss	$(52,959)	$(166,378)

Basic and diluted weighted average shares outstanding (2)	4,356,194	4,143,456
Basic and diluted adjusted net loss per ordinary share	$(0.01)	$(0.04)

(1)	Income attributable to ordinary shares subject to possible redemption was calculated in proportion of the interest income earned in Trust Account, which would be distributed to shareholders in the event they choose to exercise their redemption rights at the closing of a Business Combination.

(2)	Excludes an aggregate of up to 197,756 and 10,426,080 shares subject to possible redemption at December 31, 2020 and 2019, respectively.